Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 24, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 19, 2023	Aug. 31, 2023	Aug. 21, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 21, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Feb. 15, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 09, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015
C000253738
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000066393
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000051120
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000102898
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000076451
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000146000
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000138289
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000236336
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000240390
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000232971
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000024980
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000231316
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000082390
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000070695
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000102897
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000127738
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000088891
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000081187
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000047031
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000102386
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000064328
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000244874
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000158570
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000105866
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000114511
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000092114
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000047032
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000098930
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000037682
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000051121
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
C000066397
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 10,356	$ 10,386	$ 10,323	$ 10,258	$ 10,148	$ 10,030	$ 10,051	$ 9,900	$ 9,971	$ 9,935	$ 9,931	$ 9,721	$ 9,665	$ 9,824	$ 9,726	$ 9,970	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		$ 24,448	$ 23,843	$ 23,464	$ 22,953	$ 22,057	$ 22,810	$ 22,116	$ 21,206	$ 21,082	$ 20,116	$ 18,416	$ 18,987		$ 19,806		$ 20,375	$ 19,656	$ 18,577	$ 18,778	$ 18,512	$ 17,958	$ 18,488	$ 17,252	$ 17,958	$ 16,666	$ 15,717	$ 17,381	$ 18,046	$ 16,868		$ 18,420	$ 18,399	$ 20,000	$ 19,576		$ 20,095	$ 21,133	$ 20,320		$ 20,821	$ 19,810	$ 20,664	$ 20,159	$ 20,021	$ 19,761	$ 19,458	$ 18,643	$ 18,158	$ 17,747	$ 17,828	$ 17,037	$ 15,167	$ 15,545	$ 16,063	$ 15,137	$ 14,376	$ 13,931	$ 13,350	$ 12,059	$ 13,941	$ 15,166	$ 15,335	$ 14,813	$ 14,460	$ 14,075	$ 13,785	$ 14,120	$ 14,079	$ 13,214	$ 14,047	$ 13,588	$ 13,419	$ 13,070	$ 12,113	$ 13,031	$ 12,843	$ 13,884	$ 13,824	$ 13,716	$ 13,314	$ 13,387	$ 13,370	$ 13,244	$ 13,533	$ 14,127	$ 13,372	$ 13,160	$ 12,910	$ 12,647	$ 12,408	$ 12,360	$ 12,024	$ 11,970	$ 11,711	$ 11,532	$ 11,392	$ 11,081	$ 10,786	$ 10,558	$ 10,479	$ 10,660	$ 10,595	$ 10,559	$ 10,123	$ 10,185	$ 10,172	$ 10,024	$ 9,332	$ 9,397	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,612	32,692	32,992		32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196		25,407		25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916		22,798	22,757	24,931	24,038		24,780	26,132	25,011		25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Plus Index
Account Value	$ 11,167	11,156	11,129	11,154	11,078	10,919	11,082	10,875	10,926	10,622	10,558	10,397	10,335	10,571	10,526	10,893		10,712	10,469	10,185	10,165	10,029	10,295	10,238	10,376	10,509	10,088	9,607	9,730		10,029		10,161	10,104	10,102	10,297	10,245	9,932	10,265	9,949	9,907	9,461	9,531	10,067	10,486	10,256		10,593	10,564	11,173	11,530		11,675	11,937	11,966		12,003	12,036	12,272	12,323	12,169	12,249	12,153	12,004	12,235	12,483	12,617	12,463	12,251	12,263	12,304	12,344	11,963	11,857	11,792	11,576	11,833	11,746	11,591	11,532	11,624	11,548	11,671	11,425	11,451	11,204	11,048	11,079	10,940	11,001	10,836	10,622	10,583	10,695	10,784	10,780	10,797	10,845	10,929	11,101	10,984	11,082	10,961	10,921	10,808	10,851	10,947	10,838	10,664	10,673	10,518	10,402	10,389	10,336	10,225	10,268	10,685	10,975	10,922	10,972	10,889	10,581	10,713	10,578	10,314	10,097	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,303	11,336	11,267	11,196	11,076	10,947	10,970	10,805	10,883	10,843	10,840	10,610	10,549	10,722	10,616	10,882		10,737	10,587	10,347	10,249	10,078	10,328	10,241	10,384	10,396	10,024	9,603	9,754		10,003		10,065	10,074	10,110	10,222	10,157	9,906	10,161	9,864	9,906	9,559	9,692	10,139	10,422	10,186	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 16,070	16,060	16,021	15,654	15,103	14,803	14,478	13,777	12,962	13,050	13,829	14,012	13,632	13,965	13,191	13,312		13,033	12,725	12,572	12,136	11,563	12,055	11,680	11,087	10,904	10,430	9,558	9,763		10,252	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 15,064	14,908	14,910	14,584	14,074	13,734	13,551	12,968	12,263	12,150	12,650	12,727	12,313	12,612	12,157	12,436		12,154	11,853	11,665	11,411	10,965	11,339	10,994	10,542	10,480	10,000	9,155	9,439		9,846		10,129	9,771	9,235	9,335	9,203	8,928	9,191	8,576	8,928	8,285	7,813	8,641	8,971	8,385		9,157	9,146	9,942	9,732	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 14,327	14,179	14,180	13,870	13,385	13,063	12,888	12,334	11,664	11,556	12,031	12,104	11,711	11,995	11,562	11,828		11,559	11,273	11,094	10,852	10,429	10,785	10,456	10,026	9,968	9,511	8,707	8,977		9,364		9,634	9,293	8,783	8,878	8,753	8,491	8,741	8,157	8,491	7,880	7,431	8,218	8,532	7,975		8,709	8,699	9,456	9,256		9,501	9,992	9,607	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
ICE BofA Global Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Index
Account Value	$ 11,071	11,074	11,044	11,076	10,989	10,825	10,993	10,783	10,850	10,543	10,478	10,299	10,244	10,499	10,448	10,821		10,644	10,408	10,114	10,096	9,958	10,236	10,172	10,326	10,462	10,028	9,544	9,671		9,980		10,106	10,066	10,061	10,262	10,206	9,889	10,219	9,911	9,888	9,440	9,501	10,031	10,459	10,228		10,553	10,531	11,138	11,504		11,654	11,922	11,957		11,989	12,019	12,245	12,301	12,139	12,217	12,125	11,982	12,207	12,452	12,581	12,436	12,235	12,253	12,293	12,334	11,951	11,849	11,793	11,581	11,812	11,714	11,549	11,500	11,592	11,522	11,652	11,390	11,422	11,186	11,023	11,051	10,905	10,965	10,808	10,591	10,562	10,671	10,770	10,754	10,778	10,818	10,889	11,058	10,943	11,039	10,927	10,891	10,783	10,820	10,917	10,807	10,637	10,647	10,494	10,375	10,365	10,319	10,217	10,261	10,668	10,962	10,911	10,963	10,885	10,585	10,704	10,569	10,323	10,101	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
ICE BofA Global Broad Market Plus Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Global Broad Market Plus Index
Account Value	$ 11,167	11,156	11,129	11,154	11,078	10,919	11,082	10,875	10,926	10,622	10,558	10,397	10,335	10,571	10,526	10,893		10,712	10,469	10,185	10,165	10,029	10,295	10,238	10,376	10,509	10,088	9,607	9,730		10,029		10,161	10,104	10,102	10,297	10,245	9,932	10,265	9,949	9,907	9,461	9,531	10,067	10,486	10,256		10,593	10,564	11,173	11,530		11,675	11,937	11,966		12,003	12,036	12,272	12,323	12,169	12,249	12,153	12,004	12,235	12,483	12,617	12,463	12,251	12,263	12,304	12,344	11,963	11,857	11,792	11,576	11,833	11,746	11,591	11,532	11,624	11,548	11,671	11,425	11,451	11,204	11,048	11,079	10,940	11,001	10,836	10,622	10,583	10,695	10,784	10,780	10,797	10,845	10,929	11,101	10,984	11,082	10,961	10,921	10,808	10,851	10,947	10,838	10,664	10,673	10,518	10,402	10,389	10,336	10,225	10,268	10,685	10,975	10,922	10,972	10,889	10,581	10,713	10,578	10,314	10,097	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,612	32,692	32,992		32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196		25,407		25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916		22,798	22,757	24,931	24,038		24,780	26,132	25,011		25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,889	15,879	15,840	15,478	14,933	14,636	14,315	13,622	12,816	12,903	13,674	13,854	13,479	13,808	13,042	13,162		12,887	12,581	12,430	12,000	11,433	11,920	11,548	10,963	10,781	10,313	9,450	9,653	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 12,201	12,236	12,162	12,085	11,956	11,817	11,842	11,664	11,748	11,704	11,701	11,452	11,387	11,574	11,459	11,746		11,590	11,428	11,169	11,063	10,879	11,148	11,055	11,208	11,222	10,820	10,366	10,529		10,797		10,865	10,874	10,914	11,034	10,964	10,693	10,968	10,647	10,693	10,318	10,461	10,944	11,249	10,995		11,145	11,097	11,520	11,852		12,004	12,261	12,302		12,253	12,251	12,369	12,386	12,254	12,151	12,115	12,012	12,140	12,361	12,458	12,444	12,323	12,385	12,386	12,489	12,299	12,217	12,156	11,946	12,032	11,817	11,582	11,594	11,600	11,569	11,638	11,330	11,301	11,156	10,957	10,956	10,745	10,746	10,637	10,444	10,384	10,465	10,533	10,465	10,463	10,475	10,402	10,478	10,411	10,510	10,632	10,584	10,597	10,589	10,644	10,546	10,502	10,511	10,429	10,351	10,355	10,286	10,262	10,250	10,501	10,587	10,596	10,611	10,542	10,350	10,346	10,307	10,218	10,144	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016		24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987		19,806		20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868		18,420	18,399	20,000	19,576		20,095	21,133	20,320		20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397	10,000
J.P. Morgan CLOIE Balanced Mezzanine Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CLOIE Balanced Mezzanine Index
Account Value	$ 11,016	10,938	10,904	10,870	10,796	10,724	10,638	10,566	10,385	10,390	10,427	10,376	10,285	10,205	10,123	10,025	$ 10,000
MVIS® GDP Africa Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> GDP Africa Index
Account Value	$ 23,342	21,764	21,257	21,234	19,443	18,216	17,519	16,429	15,661	15,296	14,550	14,713	13,766	14,252	14,547	14,954		14,344	14,036	13,680	13,454	12,998	12,887	11,483	11,780	12,250	11,907	11,073	11,738		12,016		12,944	11,778	11,665	12,304	12,449	12,578	13,138	12,369	12,839	11,309	11,152	12,159	12,556	12,281		14,044	14,460	15,532	15,366		14,860	14,724	14,139		14,932	14,515	15,173	15,012	15,051	15,598	14,934	14,459	14,576	14,480	14,072	13,107	12,062	11,755	11,927	11,522	10,899	10,174	9,951	8,519	11,407	12,716	13,504	12,830	12,629	12,486	12,584	13,210	13,856	12,843	13,724	13,390	13,518	13,578	12,416	12,458	12,251	13,146	13,379	14,307	14,272	14,648	15,341	15,384	15,506	15,715	14,964	14,302	13,774	13,708	14,085	13,840	12,971	12,858	12,553	12,291	12,240	12,310	11,630	11,060	11,719	11,572	11,292	11,712	11,179	11,326	11,738	10,496	9,509	9,148	10,000
MVIS® Global Agribusiness Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Agribusiness Index
Account Value	$ 19,134	18,766	18,317	18,846	19,178	18,663	18,840	18,554	17,672	17,403	17,483	17,826	16,616	17,849	17,713	18,714		18,260	17,863	17,401	17,989	17,771	18,647	18,006	17,626	18,903	17,685	17,431	18,954		20,100		21,037	19,600	18,539	20,543	20,907	21,375	22,106	20,695	21,879	20,914	19,017	21,366	21,572	20,336		23,344	23,221	24,584	22,567		21,825	22,407	21,089		22,120	21,170	21,515	21,256	21,092	21,486	21,128	20,245	19,599	18,254	17,996	17,180	15,171	15,446	15,531	14,628	13,741	13,410	12,739	11,762	13,687	14,908	15,690	14,942	15,062	14,844	14,862	15,097	15,043	13,668	14,504	14,057	13,972	13,868	12,861	13,834	13,622	14,556	14,354	14,138	13,758	13,825	13,714	13,615	13,819	14,236	13,695	13,397	13,161	12,889	12,327	12,411	12,041	12,009	11,957	11,693	11,778	11,694	11,251	10,902	10,583	10,682	10,938	10,517	10,250	10,526	10,464	10,002	9,577	9,401	10,000
MVIS® US Business Development Companies Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Business Development Companies Index
Account Value	$ 24,636	24,677	24,251	24,514	26,447	26,512	26,004	25,744	24,364	26,140	27,285	27,173	25,784	25,615	24,575	24,337		24,171	24,533	24,485	24,809	23,845	23,570	22,695	22,702	22,350	21,456	20,171	21,097		20,762		20,784	19,672	18,814	18,636	18,457	19,323	19,064	17,615	18,625	17,785	15,888	18,641	18,668	17,244		18,481	19,133	20,007	19,641		19,681	19,265	18,727		19,204	18,370	18,365	18,124	17,999	17,900	17,581	16,546	15,832	14,341	14,022	13,704	11,280	11,792	11,852	11,315	11,348	11,350	10,127	8,482	13,800	15,355	15,264	15,101	14,611	14,723	14,382	14,352	14,186	13,669	14,128	13,588	13,717	13,302	11,835	13,011	12,942	13,490	13,680	13,485	12,875	12,933	12,456	12,255	11,899	12,353	12,509	12,634	12,489	12,839	12,304	13,010	12,913	12,683	13,498	13,301	13,183	12,570	12,484	12,116	11,648	11,811	11,991	11,465	10,841	10,541	10,695	10,469	9,661	9,412	10,000
MVIS® Brazil Small-Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Brazil Small-Cap Index
Account Value	$ 23,933	24,597	22,896	22,806	21,974	19,860	21,438	20,109	19,047	17,722	16,447	17,140	15,442	17,144	18,474	19,948		19,594	18,679	18,505	19,354	20,049	22,436	21,979	21,875	23,525	21,422	18,746	20,828		21,601		23,944	22,729	19,605	17,490	16,750	16,618	18,544	17,114	17,661	19,878	18,318	19,335	17,685	16,768		21,719	21,200	24,051	20,743		21,259	19,691	18,555		19,126	22,282	25,325	26,313	28,468	27,066	24,650	22,707	21,949	22,940	24,759	22,369	18,058	18,892	20,154	21,036	18,818	17,031	16,445	14,968	26,021	29,710	30,990	26,561	26,779	25,552	25,578	27,674	26,271	23,940	24,052	23,592	24,808	25,312	21,913	21,436	21,725	18,136	18,101	20,434	19,264	20,886	24,410	25,350	26,130	26,981	24,712	23,517	24,186	24,981	23,867	22,221	19,663	19,661	20,278	19,755	20,105	18,425	16,164	15,603	18,055	16,346	16,635	16,451	14,519	12,040	12,973	12,030	9,666	9,044	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,612	32,692	32,992		32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196		25,407		25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916		22,798	22,757	24,931	24,038		24,780	26,132	25,011		25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504	10,000
FTSE Chinese Broad Bond 0-10 Years Diversified Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Chinese Broad Bond 0-10 Years Diversified Select Index
Account Value	$ 13,669	13,485	13,375	13,299	13,320	13,164	13,253	13,143	12,994	12,935	12,875	12,931	12,839	12,865	13,017	13,224		13,050	12,797	12,609	12,603	12,560	12,497	12,563	12,519	12,504	12,355	11,998	12,045		12,117		12,267	12,001	12,206	12,480	12,516	12,288	12,592	12,271	11,976	11,688	11,945	12,355	12,527	12,526		12,574	12,568	13,080	13,152		13,078	12,988	12,892		12,733	12,630	12,630	12,566	12,421	12,575	12,313	12,070	12,144	12,204	12,083	11,843	11,636	11,422	11,317	11,119	11,027	10,966	11,244	11,039	11,106	11,042	10,893	10,749	10,636	10,517	10,482	10,815	10,773	10,614	10,829	10,941	10,938	10,907	10,561	10,358	10,217	10,263	10,303	10,327	10,474	10,756	10,883	10,822	10,617	10,584	10,195	10,016	10,037	10,063	10,081	9,901	9,813	9,716	9,561	9,650	9,668	9,700	9,533	9,766	10,058	10,182	10,103	10,141	9,994	10,040	10,135	10,275	10,073	9,977	10,000
ChiNext Index
Account Value [Line Items]
Line Graph and Table Measure Name	ChiNext Index
Account Value	$ 13,459	12,664	13,142	13,317	11,879	9,474	8,805	8,098	7,810	8,408	8,626	8,228	8,470	8,901	8,785	8,995		6,447	6,748	6,662	7,163	7,354	7,158	7,159	6,250	7,615	7,700	7,660	7,825		8,219		8,926	8,698	8,768	9,524	9,905	9,894	10,821	9,545	9,290	8,795	9,144	10,548	11,214	11,879		10,194	9,872	11,809	12,869		12,887	14,705	15,112		14,915	14,194	14,090	14,648	15,201	14,678	13,703	12,407	13,643	14,269	13,476	12,113	11,922	11,186	11,706	11,585	9,867	8,328	8,554	7,754	8,635	8,323	7,848	7,213	7,294	6,925	6,842	6,984	6,754	6,447	7,219	7,603	7,018	5,687	5,443	5,817	5,639	6,514	6,631	7,237	7,578	8,543	8,485	9,171	8,974	8,993	8,758	8,626	8,888	8,526	8,421	7,852	7,830	7,347	7,388	7,505	7,495	7,271	7,277	8,008	8,032	8,012	8,260	8,044	8,263	8,141	8,195	8,424	7,170	7,524	10,000
J.P. Morgan CLO IG Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CLO IG Index
Account Value	$ 12,851	12,788	12,736	12,688	12,624	12,562	12,499	12,429	12,321	12,290	12,274	12,236	12,158	12,093	12,026	11,955		11,880	11,819	11,745	11,690	11,601	11,523	11,451	11,382	11,287	11,175	11,054	11,016		10,950		10,871	10,709	10,611	10,559	10,466	10,488	10,425	10,271	10,191	10,016	9,983	10,116	10,036	9,982	10,000
J.P. Morgan Collateralized Loan Obligation Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Collateralized Loan Obligation Index
Account Value	$ 13,016	12,949	12,900	12,853	12,785	12,720	12,650	12,577	12,455	12,426	12,420	12,378	12,294	12,225	12,152	12,073		11,991	11,933	11,855	11,797	11,697	11,614	11,531	11,459	11,352	11,229	11,090	11,054		10,988		10,901	10,726	10,621	10,571	10,472	10,496	10,436	10,269	10,186	10,000	9,967	10,126	10,035	9,978	$ 10,000
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 11,768	11,806	11,440	11,118	10,884	10,678	10,727	10,475	10,535	11,068	10,649	10,567	10,165	10,062	10,022	10,211		9,737	9,733	10,142	10,300	10,123	9,857	9,542	9,684	9,646	9,913	10,141	10,114		10,185	10,000
UBS CM Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	UBS CM Commodity Index
Account Value	$ 11,376	11,250	11,194	11,025	10,957	10,807	10,723	10,415	10,314	10,915	10,651	10,662	10,384	10,285	10,311	10,415		10,071	10,109	10,505	10,634	10,600	10,310	9,880	9,966	9,803	10,029	10,129	10,208		10,173	$ 10,000
MVIS® Digital India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Digital India Index
Account Value	$ 12,536	12,704	12,548	11,898	12,179	12,366	13,241	12,477	12,174	11,571	11,148	12,508	13,508	13,581	12,921	13,568		13,542	12,864	12,055	10,850	10,983	11,074	11,348	10,997	10,421	9,736	9,038	9,308		9,185		8,923	8,777	8,330	8,003	7,813	7,861	7,898	7,833	8,448	7,980	7,894	8,344	8,302	7,951		8,612	9,307	10,255	9,626	$ 10,000
MarketVector™ Global Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	MarketVector™ Global Gold Miners Index
Account Value	$ 71,794	68,540	59,408	63,001	51,829	42,577	42,827	41,569	40,352	37,733	32,697	32,052	27,893	30,512	32,840	32,381		31,415	30,666	27,650	28,714	27,093	25,532	21,346	22,733	25,211	24,921	22,392	21,497		23,399		24,954	23,870	24,477	26,767	25,828	21,762	25,390	22,794	22,541	18,937	18,765	18,683	20,483	21,478		24,917	27,484	29,934	26,878		23,534	24,948	24,416		24,337	22,560	25,006	26,788	25,987	30,074	26,308	24,762	23,930	26,476	27,527	26,325	28,506	29,756	32,091	32,627	27,733	26,068	24,681	17,802	20,153	21,937	22,256	20,351	21,082	20,207	22,456	20,122	19,243	16,161	15,679	16,830	16,705	16,978	15,797	14,260	14,088	13,820	13,863	15,854	16,585	16,630	16,606	16,330	15,884	17,635	17,297	16,543	16,585	16,937	18,128	16,813	16,236	16,715	16,408	16,734	16,846	17,535	15,424	15,256	17,930	19,344	18,643	22,276	20,240	16,490	18,726	14,621	14,061	10,333	10,000
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Account Value	$ 72,042	68,330	59,323	62,709	51,829	42,577	42,827	41,569	40,352	37,734	32,697	32,053	27,893	30,512	32,840	32,381		31,415	30,667	27,650	28,714	27,093	25,532	21,346	22,733	25,211	24,921	22,392	21,497		23,399		24,954	23,870	24,477	26,767	25,828	21,762	25,391	22,795	22,541	18,937	18,765	18,684	20,483	21,478		24,917	27,484	29,934	26,878		23,535	24,948	24,416		24,337	22,561	25,006	26,788	25,987	30,074	26,309	24,763	23,930	26,476	27,527	26,325	28,506	29,756	32,091	32,627	27,733	26,068	24,681	17,802	20,153	21,937	22,256	20,351	21,082	20,207	22,456	20,122	19,243	16,161	15,679	16,830	16,705	16,978	15,797	14,260	14,088	13,820	13,863	15,854	16,585	16,630	16,606	16,330	15,884	17,635	17,297	16,543	16,585	16,937	18,128	16,813	16,236	16,715	16,408	16,734	16,846	17,535	15,424	15,256	17,930	19,344	18,643	22,276	20,240	16,490	18,726	14,621	14,061	10,333	10,000
MVIS® Global Clean-Tech Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Clean-Tech Metals Index
Account Value	$ 11,828	10,480	10,118	9,908	8,426	7,559	7,425	6,747	6,329	6,507	6,500	6,632	6,555	7,259	7,471	7,907		7,104	7,319	7,455	8,168	7,974	7,359	6,614	6,618	7,417	6,738	6,572	7,443		7,636		8,567	8,034	7,602	8,324	8,410	8,695	9,681	8,405	8,985	7,746	7,625	8,222	8,382	8,419		9,595	9,132	10,684	10,922		9,583	10,035	9,937	$ 10,000
Market Grader India All-Cap Growth Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name	Market Grader India All-Cap Growth Leaders Index
Account Value	$ 12,874	12,820	12,830	12,286	12,057	12,255	13,241	12,792	12,145	11,796	10,773	12,272	13,424	13,594	13,671	14,537		14,444	14,128	13,428	12,528	12,625	12,260	12,492	11,878	11,405	10,509	9,667	9,845		9,580		9,475	9,190	8,747	8,425	8,028	7,977	8,311	8,191	8,545	8,120	7,969	8,458	8,362	7,659		8,491	9,506	9,950	9,379		9,927	10,552	10,026		10,243	10,505	10,547	9,960	9,591	9,392	8,660	8,371	8,000	7,929	8,043	7,429	6,893	6,870	6,674	6,433	5,862	5,552	5,523	4,758	7,237	8,079	7,593	7,588	7,622	7,389	7,254	7,670	8,695	9,458	9,578	10,008	8,845	9,115	9,759	9,565	8,967	9,112	11,398	11,390	11,047	12,298	13,517	12,884	14,251	15,182	15,545	14,608	14,110	12,668	13,197	13,628	12,841	12,883	13,145	12,121	11,257	10,389	9,518	9,663	11,084	10,519	10,378	10,202	9,620	9,049	9,182	8,677	7,347	8,748	10,000
MVIS® Indonesia Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Indonesia Index
Account Value	$ 11,800	11,717	11,310	11,134	10,924	10,487	10,003	10,215	9,290	8,720	8,549	10,123	10,396	10,629	11,450	11,942		11,900	10,816	10,516	10,420	10,661	10,762	10,767	10,637	11,268	10,909	10,257	11,297		11,571		11,715	11,467	11,373	11,847	11,353	11,313	11,543	11,035	11,698	11,782	11,978	12,611	12,177	12,058		13,181	13,597	13,003	12,500		12,066	12,199	12,041		12,363	11,516	11,335	10,788	10,975	11,484	11,680	11,597	12,255	12,076	12,406	11,691	10,170	9,477	10,582	10,290	9,872	9,275	8,939	7,677	11,140	12,857	13,506	12,708	13,118	12,709	13,088	13,595	13,458	12,737	13,373	13,214	13,219	13,859	12,694	12,570	11,288	11,900	12,177	12,130	11,816	12,848	12,817	13,357	14,411	14,858	14,004	13,084	13,222	13,080	13,336	13,309	13,269	13,053	12,859	12,531	12,107	11,913	11,796	11,385	12,798	12,713	12,551	12,388	11,720	10,649	11,114	11,210	10,803	10,174	10,000
ICE BofA ML Global ex-US Issuers High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA ML Global ex-US Issuers High Yield Constrained Index
Account Value	$ 16,816	16,619	16,566	16,666	16,552	16,262	16,263	15,857	15,643	15,355	15,214	15,035	14,871	14,984	15,068	15,260		14,987	14,628	14,350	14,311	14,016	14,151	14,062	14,000	13,974	13,468	12,808	12,934		13,086		13,183	12,959	12,685	12,902	12,758	12,631	12,906	12,328	12,056	11,261	11,157	11,838	11,995	11,704		12,684	12,744	13,412	13,675		14,173	14,561	14,369		14,713	14,914	15,190	15,097	15,178	15,306	15,112	14,836	15,027	14,949	14,978	14,581	13,854	13,824	14,058	13,785	13,170	12,789	12,231	11,598	13,543	13,764	13,706	13,424	13,366	13,137	13,077	13,187	13,174	12,758	12,904	12,760	12,681	12,497	12,076	12,052	12,197	12,431	12,298	12,448	12,243	12,320	12,626	12,696	12,695	12,915	12,656	12,605	12,562	12,523	12,422	12,329	12,068	12,007	11,826	11,586	11,559	11,472	11,199	11,035	11,237	11,308	11,237	11,057	10,779	10,742	10,814	10,479	9,864	9,831	10,000
BlueStar® Israel Global Index
Account Value [Line Items]
Line Graph and Table Measure Name	BlueStar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Israel Global Index
Account Value	$ 24,021	22,808	22,365	22,106	21,033	20,265	20,824	19,021	17,618	16,863	17,792	18,160	17,415	16,936	15,673	15,489		15,402	14,637	14,208	14,185	13,784	14,868	14,770	13,785	13,863	12,763	11,074	12,959		13,371		14,312	13,601	13,472	13,531	13,855	13,838	14,621	13,779	14,600	14,562	13,807	15,765	15,558	14,169		15,420	16,173	17,668	17,519		17,041	18,522	18,034		18,856	17,713	18,058	17,725	17,832	17,435	17,523	16,499	17,008	17,052	16,704	15,146	13,579	13,312	13,908	13,161	12,193	12,417	11,743	10,492	12,583	13,329	13,033	13,031	12,368	12,034	12,008	12,311	11,890	11,379	11,883	11,546	11,562	11,333	10,241	11,517	11,200	11,979	12,243	11,652	11,242	11,340	10,782	10,729	11,026	11,448	10,937	10,632	10,534	10,529	10,155	10,852	10,907	10,742	10,489	10,267	10,109	9,728	9,488	9,493	9,321	9,739	9,806	9,691	9,229	9,434	9,491	9,700	9,244	9,281	10,000
JPMorgan GBI-EMG Core Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan GBI-EMG Core Index
Account Value	$ 14,046	13,836	13,647	13,579	13,387	13,110	13,215	12,845	12,677	12,287	12,133	12,043	11,803	12,016	12,079	12,651		12,272	11,917	11,653	11,796	11,596	11,822	11,828	11,867	12,093	11,816	11,231	11,309		11,711		12,003	11,737	11,420	11,516	11,430	11,009	11,301	10,904	10,677	10,013	10,111	10,602	10,569	10,567		11,036	10,892	11,524	11,703		12,173	12,139	11,994		12,363	12,540	12,977	12,876	12,937	13,081	12,770	12,496	12,892	13,234	13,374	12,917	12,243	12,191	12,414	12,450	12,054	11,971	11,408	11,000	12,375	12,787	12,928	12,434	12,678	12,378	12,279	12,821	12,690	12,003	12,020	12,053	12,235	12,364	11,737	11,589	11,302	11,435	11,187	11,945	11,685	12,056	12,744	13,112	12,980	13,128	12,608	12,390	12,176	12,520	12,556	12,355	12,122	12,057	11,835	11,700	11,455	11,261	10,995	10,795	11,603	11,682	11,472	11,476	11,391	10,773	11,368	11,080	10,167	10,019	10,000
MVIS® Global Junior Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Junior Gold Miners Index
Account Value	$ 72,259	67,048	57,616	60,800	48,765	39,533	41,481	39,962	37,696	34,934	29,758	29,712	26,133	28,423	30,825	29,184		27,371	27,257	25,149	26,849	24,272	22,844	18,802	20,182	22,586	22,601	19,708	18,990		21,180		21,991	20,774	21,622	23,329	23,235	19,660	22,738	20,799	20,458	17,136	17,010	17,177	19,474	18,673		22,960	25,171	27,274	25,121		22,175	24,261	24,285		24,644	21,768	24,510	26,026	26,454	31,070	26,947	25,372	26,172	28,548	30,708	27,724	29,512	30,851	33,334	33,526	27,325	25,537	22,687	15,922	20,517	22,901	23,461	20,890	21,489	20,138	22,680	20,941	19,253	16,144	16,110	17,441	17,850	18,073	16,501	14,585	14,925	14,916	15,116	17,273	17,767	17,806	17,743	17,431	17,055	18,288	18,592	17,196	17,361	18,227	19,437	18,156	18,116	17,157	17,636	19,774	20,194	20,642	17,509	17,863	21,046	23,073	21,806	25,928	22,197	17,606	19,894	14,543	13,394	9,921	10,000
MVIS® Global Low Carbon Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Low Carbon Energy Index
Account Value	$ 27,191	27,453	27,998	26,284	24,364	23,325	22,615	22,403	21,156	20,800	20,909	20,536	20,395	20,860	20,968	22,958		20,983	20,921	19,609	21,111	19,456	19,871	19,756	19,255	22,379	20,672	18,783	21,001		22,974		25,761	24,389	22,811	22,896	24,112	23,154	24,129	22,065	23,990	21,861	22,295	25,609	26,806	24,445		25,415	25,059	28,513	28,012		26,760	31,329	33,529		34,258	29,129	31,611	30,669	31,225	29,163	29,543	30,383	31,408	34,158	32,027	28,499	22,267	21,170	21,112	17,966	15,722	14,844	13,675	11,606	14,302	14,936	14,535	13,336	12,717	12,261	11,927	12,666	12,442	11,312	12,573	11,884	12,129	11,654	10,502	11,230	10,289	11,024	11,541	11,447	10,990	11,489	11,470	11,361	11,550	11,889	11,496	11,123	11,624	11,175	10,864	11,230	11,058	10,901	10,587	10,210	10,027	9,822	9,397	9,133	9,381	9,708	9,580	9,480	9,090	9,314	9,556	9,669	9,039	8,999	10,000
MVIS® US Mortgage REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Mortgage REITs Index
Account Value	$ 14,910	14,865	14,205	14,255	14,561	13,825	13,647	13,097	13,244	13,922	14,671	13,834	13,200	13,761	13,405	14,116		13,933	13,634	12,813	12,751	12,217	13,006	12,427	12,523	13,135	12,148	10,629	11,899		12,522		12,794	12,260	10,880	11,243	11,062	12,157	13,229	11,380	12,318	11,373	10,008	13,150	14,222	12,422		13,905	13,500	14,792	14,276		15,293	15,522	15,324		16,320	15,704	16,018	15,618	16,110	15,840	15,794	15,106	14,298	13,098	13,318	12,514	10,569	10,573	10,717	10,495	9,976	8,713	8,460	7,128	16,185	17,737	17,152	16,592	16,374	15,946	15,004	15,952	15,621	14,870	15,882	15,557	15,361	15,379	14,057	15,094	14,856	15,160	15,409	15,329	14,795	14,543	14,123	14,078	13,174	13,632	14,653	14,320	14,228	14,691	14,478	14,255	14,215	13,872	14,042	13,522	13,140	12,457	12,318	12,250	12,043	12,049	11,982	11,852	11,426	11,062	10,584	10,375	9,681	9,438	10,000
MarketVector™ Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	MarketVector™ Global Natural Resources Index
Account Value	$ 29,557	28,720	27,525	27,424	26,599	25,213	24,945	24,126	23,226	23,922	23,223	23,070	21,928	23,829	23,726	24,727		24,052	24,009	23,468	24,550	23,795	23,877	22,148	22,068	22,855	22,012	21,316	22,323		22,639		23,260	21,843	20,480	22,394	22,368	22,382	23,613	22,314	23,020	21,196	19,037	20,952	20,926	19,895		23,348	22,795	24,046	22,134		21,188	20,798	19,665		20,459	19,499	19,725	19,616	19,783	20,349	19,702	19,106	18,449	16,832	16,579	15,587	13,304	13,578	14,108	13,347	12,695	12,418	11,897	10,584	13,005	14,521	15,589	14,743	14,599	14,405	14,078	14,769	15,004	13,685	14,759	14,610	14,536	14,391	13,151	13,869	13,897	14,989	14,649	14,850	14,677	14,842	14,669	14,261	14,473	15,273	14,682	14,084	13,883	13,684	13,227	13,269	12,694	12,717	12,840	12,860	12,896	12,981	12,504	12,178	11,852	12,009	11,896	11,941	11,576	11,333	11,750	10,787	10,031	9,566	10,000
MarketVector™ US Listed Office and Commercial REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name	MarketVector™ US Listed Office and Commercial REITs Index
Account Value	$ 11,754	12,393	12,436	13,249	13,015	12,154	12,320	11,855	11,150	11,984	12,705	12,996	13,064	13,776	13,391	13,267		12,630	12,165	10,623	10,445	10,328	10,946	10,530	10,569	11,181	9,525	8,437	9,260	$ 10,000
MVIS® Global Oil Refiners Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Oil Refiners Index
Account Value	$ 25,164	25,963	25,714	24,153	23,176	22,154	21,468	19,663	18,268	18,841	18,563	18,837	18,053	19,497	19,412	21,308		22,195	22,256	22,208	22,415	22,860	23,736	21,903	21,827	21,246	20,842	19,742	20,700		20,213		20,037	18,127	17,384	18,427	19,045	18,893	19,593	18,708	19,260	17,540	15,831	17,945	17,576	17,229		19,153	17,617	17,545	16,098		16,324	15,772	15,011		16,975	16,589	15,895	15,471	16,666	16,875	15,899	15,374	15,934	14,351	14,149	13,067	10,278	10,914	11,935	11,790	11,973	12,032	11,508	9,596	12,578	14,373	16,059	15,962	16,361	15,375	14,206	15,286	15,117	14,238	15,717	15,659	15,740	15,961	14,671	15,964	16,867	18,839	18,471	18,248	16,808	17,314	17,116	15,790	15,627	16,512	16,123	15,242	14,691	13,932	13,324	12,868	12,110	11,748	11,879	11,751	11,374	10,918	10,923	10,323	10,260	10,064	9,769	9,504	9,363	9,547	10,142	10,234	9,172	9,469	10,000
MVIS® US Listed Oil Services 25 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Listed Oil Services 25 Index
Account Value	$ 6,317	6,325	6,199	5,670	5,608	5,316	5,023	4,722	4,564	5,719	5,806	6,039	5,916	6,475	5,869	6,063		6,377	7,212	6,758	6,867	6,693	7,189	6,342	6,248	6,609	6,577	6,833	7,256		7,169		7,232	6,053	5,191	5,770	5,835	6,532	6,943	6,392	6,345	6,210	4,391	4,982	5,029	4,838		6,105	5,490	5,873	5,157		4,690	3,839	3,670		4,327	4,053	3,819	3,928	4,503	4,375	3,756	3,929	4,122	3,329	3,152	2,793	1,937	1,978	2,535	2,530	2,463	2,399	2,221	1,629	3,660	4,460	5,433	4,679	4,465	4,708	4,592	5,769	5,927	5,238	6,674	6,887	6,842	6,756	5,614	7,088	8,060	9,877	9,681	10,184	10,293	10,632	10,630	9,351	9,311	10,748	10,189	9,358	9,241	9,946	8,454	9,463	9,482	9,925	10,671	11,786	12,272	12,755	12,763	12,319	10,605	11,037	10,468	10,646	11,040	10,606	11,334	10,067	9,117	9,185	10,000
ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index
Account Value	$ 17,295	16,964	16,918	16,916	16,697	16,612	16,076	15,810	15,382	15,433	15,947	15,918	15,850	15,989	15,894	16,059		15,569	14,951	14,948	15,237	14,645	14,987	15,043	14,792	14,459	14,184	13,046	13,676		14,189		14,188	14,171	13,697	13,888	13,807	14,068	14,279	12,946	13,506	12,866	13,092	13,914	14,378	13,482		14,453	14,135	15,039	14,681		15,133	15,867	15,119		15,521	15,086	15,284	15,179	14,934	14,725	14,621	14,382	13,845	14,029	14,170	13,711	13,092	12,911	13,002	12,760	12,045	12,349	12,066	10,704	12,563	13,360	13,119	12,822	12,911	12,895	12,745	12,634	12,384	12,123	12,092	12,032	11,859	11,655	10,870	11,125	11,317	11,619	11,813	11,614	11,526	11,289	11,171	11,181	11,099	11,114	11,312	11,355	11,367	11,354	11,364	11,302	11,209	11,122	11,132	11,048	11,001	10,816	10,532	10,463	10,904	11,031	11,109	11,153	11,005	10,771	10,669	10,483	10,049	9,955	10,000
MVIS® Global Rare Earth/Strategic Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Rare Earth/Strategic Metals Index
Account Value	$ 23,455	23,130	21,893	20,590	19,538	15,492	12,736	11,391	11,840	12,402	12,466	12,796	12,319	14,077	14,264	14,234		12,312	12,600	12,882	15,693	15,426	15,413	15,753	14,470	18,773	17,207	17,251	20,355		21,521		24,722	25,189	24,040	23,977	24,666	25,774	28,334	23,012	27,095	25,379	24,845	28,485	26,907	25,557		31,258	29,661	36,327	33,153		30,464	33,957	35,633		33,365	30,106	33,860	30,875	24,434	24,225	22,944	21,243	23,680	21,464	18,577	15,339	11,357	10,735	11,699	11,192	9,637	9,525	9,026	8,048	9,531	11,074	11,501	10,565	10,506	10,669	10,309	11,825	12,700	12,604	12,143	13,201	13,449	12,285	11,588	14,036	13,566	15,393	15,462	16,855	17,654	19,565	20,843	21,086	23,126	23,452	22,774	21,143	20,144	18,940	17,167	16,022	13,092	12,923	12,821	13,403	14,473	13,973	12,664	12,811	11,732	11,720	12,289	12,400	11,942	11,627	11,762	10,697	9,562	8,587	10,000
MarketVector™ Global Steel Index
Account Value [Line Items]
Line Graph and Table Measure Name	MarketVector™ Global Steel Index
Account Value	$ 64,200	60,362	58,968	53,932	52,856	50,641	49,159	45,866	44,658	45,497	46,140	45,126	43,274	50,833	47,890	50,248		47,597	50,034	47,445	50,838	48,941	51,569	50,171	49,297	52,367	48,147	43,064	44,976		46,336		48,533	43,944	38,154	41,742	43,724	45,216	46,514	39,503	40,563	34,490	30,968	34,373	35,018	32,150		40,842	40,430	44,032	38,881		33,892	34,451	31,382		34,000	33,296	37,711	39,038	37,356	38,068	35,664	33,539	29,121	25,984	26,739	23,300	18,777	18,087	17,995	16,715	16,111	15,221	13,890	12,777	17,149	19,613	22,046	20,855	19,588	19,247	18,499	21,140	22,214	19,931	21,849	22,656	22,665	22,450	19,755	21,409	22,733	24,473	23,497	25,502	24,102	25,430	25,718	24,316	26,120	26,262	24,285	21,927	21,911	21,809	22,051	21,267	19,890	18,873	19,640	20,830	22,091	21,247	19,486	20,226	16,937	15,770	15,169	16,407	14,100	12,731	15,126	12,747	9,963	8,992	10,000
NYSE Arca Steel Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Steel Index
Account Value	$ 63,364	60,362	58,968	53,932	52,856	50,641	49,159	45,866	44,658	45,497	46,140	45,126	43,274	50,833	47,890	50,248		47,597	50,034	47,444	50,838	48,941	51,569	50,171	49,297	52,367	48,147	43,064	44,976		46,336		48,533	43,944	38,154	41,742	43,724	45,216	46,514	39,503	40,563	34,490	30,968	34,373	35,018	32,150		40,842	40,430	44,032	38,881		33,892	34,451	31,382		34,000	33,296	37,711	39,038	37,356	38,068	35,663	33,539	29,121	25,984	26,739	23,300	18,777	18,087	17,995	16,715	16,111	15,221	13,890	12,777	17,149	19,613	22,046	20,855	19,588	19,247	18,499	21,140	22,214	19,931	21,849	22,656	22,665	22,450	19,755	21,409	22,733	24,473	23,497	25,502	24,102	25,430	25,718	24,316	26,120	26,262	24,285	21,927	21,911	21,809	22,051	21,267	19,890	18,873	19,640	20,830	22,091	21,247	19,486	20,226	16,937	15,770	15,169	16,407	14,100	12,731	15,126	12,747	9,963	8,992	10,000
MVIS® Global Uranium & Nuclear Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Uranium & Nuclear Energy Index
Account Value	$ 35,587	36,366	43,496	37,941	33,330	32,182	31,023	27,289	22,132	20,580	22,308	25,126	22,839	26,476	25,323	23,368		21,059	21,941	22,397	24,127	21,565	21,179	20,591	21,087	19,919	19,633	18,523	18,883		17,084		16,277	15,830	14,501	15,038	14,785	14,732	15,483	14,668	14,792	14,014	13,467	14,676	14,448	13,580		14,740	14,425	14,867	14,051		13,804	14,302	13,776		14,192	13,549	13,748	13,250	13,389	13,872	13,708	13,419	12,179	12,411	12,636	12,149	11,347	11,139	11,194	11,141	10,633	11,146	10,695	9,948	11,686	12,571	12,246	11,843	12,052	12,230	12,075	12,186	12,501	12,030	12,546	12,689	12,682	12,429	12,177	12,427	12,264	12,492	12,318	12,328	12,055	11,943	12,104	11,530	11,230	11,568	11,615	12,303	12,109	11,654	11,960	11,670	11,373	11,679	11,200	11,253	11,119	10,803	10,776	10,258	10,619	10,665	10,628	11,105	11,050	10,640	10,655	10,775	10,075	10,045	10,000
MarketVector™ Vietnam Local Index
Account Value [Line Items]
Line Graph and Table Measure Name	MarketVector™ Vietnam Local Index
Account Value	$ 15,739	$ 15,116	$ 14,590	$ 14,874	$ 15,115	$ 13,472	$ 11,456	$ 11,250	$ 9,917	$ 10,351	$ 9,915	$ 9,619	$ 9,594	$ 9,707	$ 9,919	$ 10,530		$ 10,361	$ 9,929	$ 10,024	$ 10,423	$ 10,087	$ 11,194	$ 10,959	$ 10,439	$ 10,586	$ 10,234	$ 8,975	$ 10,584		$ 11,788		$ 11,507	$ 10,255	$ 9,676	$ 9,341	$ 9,372	$ 8,758	$ 9,786	$ 9,009	$ 9,316	$ 8,738	$ 9,962	$ 11,593	$ 11,145	$ 10,992		$ 12,181	$ 13,052	$ 14,382	$ 14,731		$ 14,820	$ 16,094	$ 15,586		$ 15,278	$ 14,511	$ 14,636	$ 14,411	$ 15,376	$ 14,610	$ 14,117	$ 13,242	$ 13,090	$ 12,544	$ 12,967	$ 11,795	$ 10,905	$ 10,908	$ 10,797	$ 10,145	$ 9,841	$ 9,936	$ 9,119	$ 7,815	$ 10,068	$ 11,009	$ 11,741	$ 11,677	$ 11,899	$ 11,914	$ 11,411	$ 11,722	$ 11,642	$ 11,566	$ 12,087	$ 11,971	$ 11,864	$ 11,091	$ 10,699	$ 11,145	$ 10,916	$ 12,051	$ 11,850	$ 11,572	$ 11,349	$ 11,843	$ 12,880	$ 13,814	$ 13,389	$ 13,699	$ 12,383	$ 11,948	$ 11,184	$ 10,440	$ 10,359	$ 10,422	$ 10,416	$ 10,016	$ 9,850	$ 9,802	$ 9,506	$ 9,309	$ 9,051	$ 9,149	$ 9,823	$ 10,299	$ 10,323	$ 10,185	$ 9,912	$ 9,708	$ 9,772	$ 9,421	$ 9,342	$ 9,326	$ 10,000